Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 1,065,788	$ 7,018,819
Cost of revenue	320,869	5,666,544
Gross profit	744,919	1,352,275
Operating expenses:
Personnel costs	4,761,186	4,570,206
Professional fees	5,436,831	5,654,504
General and administrative	3,688,547	3,886,886
Depreciation and amortization	5,020,647	4,891,522
Total operating expenses	18,907,211	19,003,118
Loss from operations	(18,162,292)	(17,650,843)
Other expenses
Interest expense	508,563	408,767
Other expense	968,903	136,429
Reserve for loss of prepaid advertising credits	4,745,000
Loss on impairment of intangibles & goodwill	4,298,002	7,510,000
Total other expenses, net	10,520,468	8,055,196
Net loss before income tax	(28,682,760)	(25,706,039)
Income tax expense (benefit) check 2022 may need reclass 23,364	26,315	60,000
Net loss	(28,709,075)	(25,766,039)
Other comprehensive loss
Foreign currency translation adjustment, net	317,424	(70,273)
Comprehensive loss	(28,391,651)	(25,836,312)
Net income (loss) attributable to noncontrolling interest	170,046	272,613
Net loss attributable to Lottery.com Inc.	$ (28,221,605)	$ (25,563,699)
Net loss per common share
Net loss per common share, basic	$ (3.27)	$ (9.81)
Net loss per common share, diluted	$ (3.27)	$ (9.81)
Weighted average common shares outstanding
Weighted average common shares outstanding, basic	8,637,552	2,604,717
Weighted average common shares outstanding, diluted	8,637,552	2,604,717